SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Customer Concentration Risk [Member] | Single Customer [Member]
Significant Accounting Policies [Line Items]
Customer concentration risk	10.00%	13.00%